Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have implemented a range of cybersecurity processes, technologies, and controls to facilitate our efforts to assess, identify, and manage such risks, including regular network and endpoint monitoring, access controls, vulnerability assessments, penetration testing, annual information security training for employees, and tabletop cybersecurity incident response exercises.

We have an Incident Response Plan which guides the actions we are to take in the event of a suspected or confirmed cybersecurity incident. The plan includes processes to triage, investigate, contain, and remediate the incident. The plan is designed to contain and minimise the impact of a cybersecurity incident on our customers. We also maintain a Business Continuity Plan, which provides procedures for maintaining the continuity of critical business processes in the event of business interruption, including any that involve cybersecurity incidents which may significantly impact our operations.

Our cybersecurity team is informed about and monitors the prevention, mitigation, detection and remediation of cybersecurity threats through their management of, and participation in, the strategy processes.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

The CISO escalates key cybersecurity risk and control issues, as appropriate, to the Technology Risk Committee (TRC) or to the appropriate Line of Business and Divisional Committees. The TRC, a senior management committee, oversees the technology function and technology risk management. The TRC reports to the Group Executive Risk Committee (GRISKCO), the executive management committee responsible for overseeing the group's strategy, performance, and risk management.

The Board of Directors receives periodic updates from the CIO and the CISO regarding cybersecurity matters. The Board is ultimately responsible for the oversight of the cybersecurity risk management. The Board delegates some of its oversight responsibilities to the Board Risk Committee, which assists the Board in the oversight of cybersecurity risk management.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	During the period covered by this 2025 Annual Report, we have not experienced any cybersecurity incidents which have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board is ultimately responsible for the oversight of the cybersecurity risk management.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

The Board of Directors receives periodic updates from the CIO and the CISO regarding cybersecurity matters. The Board is ultimately responsible for the oversight of the cybersecurity risk management. The Board delegates some of its oversight responsibilities to the Board Risk Committee, which assists the Board in the oversight of cybersecurity risk management.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The TRC, a senior management committee, oversees the technology function and technology risk management.
Cybersecurity Risk Role of Management [Text Block]

The Group Chief Information Security Officer (CISO) reports to the Chief Information Officer, a member of the Executive Team. The CISO is a member of key cybersecurity governance forums and is responsible for leading and managing the cybersecurity function, setting the cybersecurity strategy and direction, and overseeing the implementation, operation and execution of the cybersecurity policies, standards, controls, and capabilities, including for third parties who are engaged to manage Westpac’s information assets.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Group Executive Risk Committee (GRISKCO), the executive management committee responsible for overseeing the group's strategy, performance, and risk management
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

The CISO and the cybersecurity team have relevant expertise and experience in various aspects of cybersecurity, such as strategy, governance, risk management, threat intelligence, incident response, security operations, architecture, engineering, testing and awareness. The CISO has extensive experience in information technology and cybersecurity. The cybersecurity team consists of qualified and competent professionals who have diverse backgrounds and skills in cybersecurity. The cybersecurity team regularly participates in training, education, and development programs to enhance their knowledge and skills to keep up with the evolving cybersecurity landscape.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The CISO escalates key cybersecurity risk and control issues, as appropriate, to the Technology Risk Committee (TRC) or to the appropriate Line of Business and Divisional Committees. The TRC, a senior management committee, oversees the technology function and technology risk management. The TRC reports to the Group Executive Risk Committee (GRISKCO), the executive management committee responsible for overseeing the group's strategy, performance, and risk management.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true